Cost of Sale	12 Months Ended
Dec. 31, 2025
Cost of Sale [Abstract]
COST OF SALE
18	COST OF SALE

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	RM	Convenience Translation USD
Material cost	54,245,611	27,348,569	22,803,565	5,615,258
Construction cost	65,513,217	47,319,827	71,923,022	17,710,668
Staff cost	3,620,080	4,482,351	4,921,191	1,211,818
Logistic cost	1,287,926	1,382,209	1,444,293	355,650
Tools & machinery	498,672	242,645	1,008,850	248,424
Miscellaneous	5,014,568	2,910,139	2,902,876	714,818
Depreciation	20,952	416,378	1,715,714	422,486
Total cost of sale	130,201,026	84,102,118	106,719,511	26,279,122

The cost of sale incurred pertaining to revenue derived from related party is amounting to RM 25,590,070 (USD 6,301,421) (December 31, 2024: RM 4,973,983).

Included in Cost of Sale of the Group is liquidated ascertained damages charged to subcontractors amounting to RM Nil (December 31, 2024: RM 959,666).